Investor A Institutional [Member] Annual Fund Operating Expenses - Investor A, Institutional - BlackRock LifePath ESG Index Retirement Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%	[2]
Component2 Other Expenses	0.31%	[3]
Other Expenses (as a percentage of Assets):	0.51%	[2],[3]
Acquired Fund Fees and Expenses	0.15%	[2],[4],[5]
Expenses (as a percentage of Assets)	0.71%	[5]
Fee Waiver or Reimbursement	(0.46%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.25%	[1],[2],[3]
Investor A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%	[1],[2]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.20%	[2]
Component2 Other Expenses	0.29%	[3]
Other Expenses (as a percentage of Assets):	0.49%	[2],[3]
Acquired Fund Fees and Expenses	0.15%	[2],[4],[5]
Expenses (as a percentage of Assets)	0.94%	[5]
Fee Waiver or Reimbursement	(0.44%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.50%	[1],[2],[3]

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 171, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse the Fund for Acquired Fund Fees and Expenses up to a maximum amount equal to the combined Management Fee and Administration Fee of each share class through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through June 30, 2036. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2036 without the consent of the Board of Trustees of the Trust.

[4]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which do not include Acquired Fund Fees and Expenses.